Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Stockholders' equity:
Equity

At the 2020 Annual Meeting of Stockholders, the stockholders of the Company approved an amendment to the Certificate of Incorporation of the Company to increase the number of authorized shares of the Company’s Common stock by 3,000,000 shares from 7,000,000 to 10,000,000 shares, which is reflected as of March 31, 2021.

In addition, the stockholders also approved an amendment to the Company’s 2012 Stock Option Plan (“Plan”) to increase the number of shares under the Plan by 943,000 shares, from 307,000 to 1,250,000 shares, which, together with 150,000 shares that were added to the Plan in 2020, the Company registered on a Form S-8 Registration Statement with the Securities and Exchange Commission on March 15, 2021. The Company’s Board of Directors authorized and approved the grant of Stock Options in June 2020 and July 2020 to three key officers, subject to availability of option shares. In February 2021, upon availability, the Company issued these stock options to the Company’s Chairman of the Board, its Chief Executive Officer and President, and the Chief Commercial Officer of the Company’s Bioprocessing Systems Operations, which resulted in total stock-based compensation of $1,292,000 and $1,429,400 for the three and nine months ended March 31, 2021, which also included expense for other optionees.

On June 18, 2020 the Company entered into a securities purchases agreement with several accredited investors for the sale and issuance of 1,349,850 shares of the Company’s Common Stock at an offering of $4.50 per share and warrants to purchase up to 1,349,850 shares of the Company’s Common Stock at $9.00 per share for total proceeds of $6,074,400. The Company incurred approximately $70,000 in issuance related costs. The proceeds are earmarked for the operations of the Company’s SBI operations. The warrants are immediately exercisable and expire five years from the date of issuance. If at any time commencing twelve months from the date of the agreement, but before the expiration of the warrant, the volume weighted average price of the Company’s Common Stock exceeds $18 per share for each of thirty consecutive days, the Company may at any time in its sole discretion, call for the exercise of the Warrants, in their entirety.